Document and Entity Information	Dec. 04, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001837014
Document Type	8-K
Document Period End Date	Dec. 04, 2023
Entity Registrant Name	SmartRent, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39991
Entity Tax Identification Number	85-4218526
Entity Address, Address Line One	8665 E. Hartford Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	844
Local Phone Number	479-1555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SMRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false